CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 686,378	$ 107,708	¥ (5,602,990)	¥ (3,160,507)
Adjustments to reconcile net loss to net cash provided by operating activities:
Foreign exchange loss/ (gain), net	(120,166)	(18,857)	70,937	(19,953)
Loss on disposal of property and equipment	4,834	759	5,648	5
Depreciation and amortization	465,384	73,029	483,421	411,883
Amortization of operating lease right-of-use assets	672,910	105,594
Change in the fair value of warrant liability				8,322
Impairment of long-lived assets	21,368	3,353	71,467	209,249
Allowance for unrecoverable payments in relation to Fabricated Transactions				49,829
Allowance for prepayments and accounts receivable	4,467	701	83,230	8,585
Loss on disposal of other non-current assets			34,709
Deferred income tax	(64,221)	(10,078)	(638,720)
Impairment of trust investments			1,140,000
Interest expenses of convertible senior notes	35,490	5,569	107,014
Share-based compensation expenses	302,734	47,505	22,029	152,285
Amortized income for the refund from shares depositary bank				3,854
Provision /(reversal) for SEC settlement	(1,146,474)	(179,907)	1,177,074
Provision for equity litigants settlement	155,314	24,372	1,226,119
Donation of inventory	3,889	610
Changes in operating assets and liabilities:
Accounts receivable	(22,431)	(3,520)	5,420	(22,801)
Inventories	(316,673)	(49,693)	109,976	(235,529)
Receivables from online payment platforms	(145,834)	(22,885)	(9,538)	(11,581)
Prepaid expenses and other current assets	(101,868)	(15,983)	(263,242)	(382,762)
Other non-current assets	(20,548)	(3,224)	20,710	(35,080)
Amount due from a related party			90	(90)
Accounts payable and notes payable	84,005	13,182	(331,848)	367,376
Accrued expenses and other liabilities	254,094	39,873	(12,414)	476,513
Amounts due to related parties			(19,174)	(5,023)
Deferred revenues	8,038	1,261	(56,750)	18,455
Operating lease liabilities	(637,243)	(99,997)
Net cash (used in)/provided by operating activities	123,447	19,372	(2,376,832)	(2,166,970)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(173,217)	(27,182)	(822,333)	(1,570,989)
Prepayment for land use right				(43,250)
Cash received from disposal of property and equipment	1,490	234		20,790
Purchase of two trust investments			(1,140,000)
Purchases of short-term investments			(455,404)	(1,030,000)
Proceeds received from maturity of short-term investments	250,000	39,230	705,404	660,000
Repayment from a related party				147,559
Cash paid to a related party and an individual on behalf of the related party				(306,319)
Cash repaid from a related party				306,319
Repayment of contribution from noncontrolling interest in a subsidiary	(77,936)	(12,230)
Net cash (used in)/provided by investing activities	337	52	(1,712,333)	(1,815,890)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series B convertible redeemable preferred shares, net of issuance costs				33,861
Proceeds from issuance of Series B-1 preferred shares, net of issuance cost				1,065,882
Proceeds from issuance of Class A ordinary shares, net of issuance cost			2,876,811	4,508,507
Proceeds from short-term borrowings				59,582
Proceeds from capital lease				44,434
Repayments for short-term borrowings				(67,582)
Capital lease payments			(7,656)	(143,060)
Return of deposit for capital lease			642	13,050
Proceeds from long-term borrowing			69,900	349,650
Proceeds from the issuance of convertible senior notes			3,098,069
Repayments for long-term borrowing			(642,433)	(77,117)
Contribution from non-controlling shareholder in a subsidiary				84,477
Refund from shares depositary bank				52,628
Cash received in relation to Fabricated Transaction			942,844	2,309,107
Cash paid in relation to Fabricated Transaction			(2,309,107)	(992,673)
Proceeds from issuance of convertible senior preferred shares	1,514,660	237,683
Net cash provided by financing activities	1,514,660	237,683	4,029,070	7,240,746
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(22,215)	(3,486)	17,711	92,560
Net increase/(decrease) in cash and cash equivalents and restricted cash	1,616,229	253,621	(42,384)	3,350,446
Cash and cash equivalents and restricted cash at beginning of years	4,939,045	775,044	4,981,429	1,630,983
Cash and cash equivalents and restricted cash at end of years	6,555,274	1,028,665	4,939,045	4,981,429
Supplemental disclosures of cash flow information:
Interests received	103,863	16,298	132,439	77,045
Interests paid, net of capitalization			¥ (15,171)	(33,040)
Supplemental disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other liabilities	46,659	7,322		¥ 5,131
Obtaining right-of-use assets in exchange for lease liabilities	¥ 947,853	$ 148,739